Additional disclosures - Schedule of preferred shares and securities (Details) - Financial liabilities at amortised cost - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 25,926	€ 26,196	€ 21,880	€ 21,062
Subordinated liabilities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	8,096	8,810	7,621
Subordinated liabilities, preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	198	209	196
Subordinated liabilities, preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 7,898	€ 8,601	€ 7,425